Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 4 – Accounts receivable, net

Accounts receivable consisted of the following:

	December 31, 2022	December 31, 2021

Trade accounts receivable from third parties	$6,293,006	$5,070,031
Trade accounts receivable from related parties	285,530	480,111
Subtotal	6,578,536	5,550,142
Less: allowance for doubtful accounts	(84,400)	(103,805)
Accounts receivable, net	$6,494,136	$5,446,337

Approximately 66% of the accounts receivable balances as of December 31, 2022 have been subsequently collected by March 31, 2023.

The movement of the allowance for doubtful accounts was as follows:

	December 31, 2022	December 31, 2021

Balance at the beginning of year	$103,805	$-
Additions charged to bad debt expense	-	102,356
Reversals when collected	(11,631)	-
Translation adjustments	(7,774)	1,449
Balance at the end of year	$84,400	$103,805